Commitments and Contingencies - Schedule of Future Minimum Payments for Operating Leases (Details) - Office Rental [Member]	Dec. 31, 2017 USD ($)
2018	$ 1,819,302
2019	1,738,700
2020	823,372
Total	$ 4,381,374